PROPERTY, PLANT AND EQUIPMENT, NET - Depreciation expenses (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Depreciation expense on property and equipment
Total depreciation expense	¥ 29,501,123	¥ 16,808,987	¥ 9,049,769
Cost of revenues
Depreciation expense on property and equipment
Total depreciation expense	6,109,583	4,638,662	4,217,126
General and administrative expenses
Depreciation expense on property and equipment
Total depreciation expense	3,403,502	2,261,620	1,873,711
Selling and marketing expenses
Depreciation expense on property and equipment
Total depreciation expense	19,025,624	9,438,501	2,646,204
Research and development expenses
Depreciation expense on property and equipment
Total depreciation expense	¥ 962,414	¥ 470,204	¥ 312,728